Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,740,896	$ 5,572,463
Payments	(241,763)	(60,780)
Proceeds from long-term debt	336,073
Transaction costs incurred for long-term debt	(3,662)
Reclassifications and other	(2,742)	24,337
Ending balance	5,828,802	5,536,020
Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	374,607	469,766
Payments	(234,909)	(54,054)
Reclassifications and other	37,296	51,285
Ending balance	176,994	466,997
Long-term Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,127,368	4,866,159
Proceeds from long-term debt	336,073
Transaction costs incurred for long-term debt	(3,662)
Reclassifications and other	(41,518)	(20,606)
Ending balance	5,418,261	4,845,553
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	26,484	28,944
Payments	(6,854)	(6,726)
Reclassifications and other	8,310	6,370
Ending balance	27,940	28,588
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	212,437	207,594
Reclassifications and other	(6,830)	(12,712)
Ending balance	$ 205,607	$ 194,882